Restructuring expenses (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2015
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	39
International Wealth Management	33
Asia Pacific	3
Global Markets	105
Investment Banking & Capital Markets	22
Strategic Resolution Unit	153
Total restructuring expenses	355
Restructuring expenses by type
in	2015
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	309
of which severance expenses	191
of which accelerated deferred compensation	87
of which pension expenses	31
General and administrative-related expenses	46
Total restructuring expenses	355

Restructuring Provisions [Table Text Block]
Restructuring provision
	2015
	Severance expenses	General and administrative- related expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	0	0	0
Net additional charges	191	46	237	[1]
Utilization	(4)	(34)	(38)
Balance at end of period	187	12	199
1
The following items for which expense accretion was accelerated in 2015 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 23 million and unsettled pension obligations of CHF 31 million, which remain classified as a component of total shareholders’ equity; and unsettled cash-based deferred compensation of CHF 64 million, which remains classified as compensation liabilities. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2015
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	39
International Wealth Management	33
Asia Pacific	3
Global Markets	105
Investment Banking & Capital Markets	22
Strategic Resolution Unit	153
Adjustments	(30)	[1]
Total restructuring expenses	325
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	2015
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	279
of which severance expenses	191
of which accelerated deferred compensation	87
of which pension expenses	1
General and administrative-related expenses	46
Total restructuring expenses	325

Restructuring Provisions [Table Text Block]
Restructuring provision
	2015
	Severance expense	General and administrative- related expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	0	0	0
Net additional charges	191	46	237	[1]
Utilization	(4)	(34)	(38)
Balance at end of period	187	12	199
1
The following items for which expense accretion was accelerated in 2015 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 23 million and unsettled pension obligations of CHF 1 million, which remain classified as a component of total shareholder’s equity; and unsettled cash-based deferred compensation of CHF 64 million, which remains classified as compensation liabilities. The settlement date for the unsettled share-based compensation remains unchanged at three years.